UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


        Report for the Calendar Year or Quarter Ended December 31, 2012


Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:       Hound Partners, LLC
Address:    101 Park Avenue, 48th Floor
            New York, New York 10178

Form 13F File Number: 028-11815

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:            Jonathan Auerbach
Title:           Managing Member
Phone:           212-984-2500


Signature, Place, and Date of Signing:


/s/ Jonathan Auerbach            New York, New York           February 13, 2013
-------------------------      ----------------------        -------------------
[Signature]                        [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  22

Form 13F Information Table Value Total:  $1,286,380
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


    No.      Form 13F File Number          Name

    1.       028-13191                     Hound Partners Offshore Fund, LP








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
                                                     FORM 13F INFORMATION TABLE
                                                         Hound Partners LLC
                                                         December 31, 2012

COLUMN 1                      COLUMN 2         COLUMN 3  COLUMN 4       COLUMN 5          COLUMN 6    COLUMN 7       COLUMN 8
--------------                ---------------- --------- --------  ------------------- -------------- -------- ---------------------
                                                          VALUE     SHARES/   SH/ PUT/   INVESTMENT     OTHER  VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT   PRN CALL   DISCRETION   MANAGERS   SOLE    SHARED NONE
--------------                ---------------- --------- --------  ---------  --- ---- -------------- -------- --------- ------ ----
AMERICAN INTL GROUP INC       *W EXP 01/19/202 026874156    7,358    533,204  SH       SHARED-DEFINED    (1)     533,204
AMERICAN INTL GROUP INC       COM NEW          026874784   53,194  1,506,896  SH       SHARED-DEFINED    (1)   1,506,896
ASCENT CAP GROUP INC          COM SER A        043632108   47,452    766,098  SH       SHARED-DEFINED    (1)     766,098
BLOUNT INTL INC NEW           COM              095180105   25,084  1,585,600  SH       SHARED-DEFINED    (1)   1,585,600
CARTER INC                    COM              146229109  140,207  2,519,433  SH       SHARED-DEFINED    (1)   2,519,433
COLFAX CORP                   COM              194014106   12,307    305,000  SH       SHARED-DEFINED    (1)     305,000
DAVITA HEALTHCARE PARTNERS I  COM              23918K108   65,066    588,668  SH       SHARED-DEFINED    (1)     588,668
DEAN FOODS CO NEW             COM              242370104   30,503  1,847,559  SH       SHARED-DEFINED    (1)   1,847,559
ENSCO PLC                     SHS CLASS A      G3157S106   90,390  1,524,801  SH       SHARED-DEFINED    (1)   1,524,801
FLEETCOR TECHNOLOGIES INC     COM              339041105  141,300  2,633,740  SH       SHARED-DEFINED    (1)   2,633,740
GENERAL MTRS CO               COM              37045V100   53,141  1,843,256  SH       SHARED-DEFINED    (1)   1,843,256
GOLAR LNG LTD BERMUDA         SHS              G9456A100   84,131  2,287,399  SH       SHARED-DEFINED    (1)   2,287,399
GOOGLE INC                    CL A             38259P508   97,010    137,141  SH       SHARED-DEFINED    (1)     137,141
GRACE W R & CO DEL NEW        COM              38388F108  135,133  2,009,999  SH       SHARED-DEFINED    (1)   2,009,999
KINDER MORGAN INC DEL         *W EXP 05/25/201 49456B119   21,537    5697704  SH       SHARED-DEFINED    (1)     5697704
NETFLIX INC                   COM              64110L106   17,254     186350  SH       SHARED-DEFINED    (1)      186350
SALLY BEAUTY HLDGS INC        COM              79546E104   66,380    2816296  SH       SHARED-DEFINED    (1)     2816296
SENSATA TECHNOLOGIES HLDG BV  SHS              N7902X106   25,033     770735  SH       SHARED-DEFINED    (1)      770735
SHERWIN WILLIAMS CO           COM              824348106   23,094     150139  SH       SHARED-DEFINED    (1)      150139
SIRIUS XM RADIO INC           COM              82967N108   31,217   10801656  SH       SHARED-DEFINED    (1)    10801656
TRANSDIGM GROUP INC           COM              893641100   49,611     363830  SH       SHARED-DEFINED    (1)      363830
VALEANT PHARMACEUTICALS INTL  COM              91911K102   69,978    1170785  SH       SHARED-DEFINED    (1)     1170785








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